Employee Benefit Plan, Asset Held for Investments, Fair Value and NAV (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 7,078,933,003
Investment, Identifier [Axis]: Northern Trust Collective Aggregate Bond Index Fund - Non-Lending
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	352,005,419	$ 438,997,179
Investment, Identifier [Axis]: Northern Trust Collective EAFE® Index Fund - Non-Lending
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	518,048,646	442,222,702
Investment, Identifier [Axis]: Northern Trust Collective Government Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	87,760,711	91,607,398
Investment, Identifier [Axis]: Northern Trust Collective Russell 2000 Index Fund - Non-Lending
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	248,696,073	244,931,426
Investment, Identifier [Axis]: Northern Trust Collective S&P 400® Index Fund - Non-Lending
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	373,251,483	353,421,496
Investment, Identifier [Axis]: Northern Trust Collective S&P 500® Index Fund - Non-Lending
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	1,737,097,478	1,553,062,552
Investment, Identifier [Axis]: Northern Trust Collective Treasury Inflation-Protected Securities (TIPS) Index Fund - Non-Lending
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	68,910,569	49,108,790
Investment, Identifier [Axis]: Northern Trust Collective US Real Estate Index Fund - Non-Lending
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	3,770,644	4,674,093
Investment, Identifier [Axis]: Voya Core Plus Trust Fund Class 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	62,249,461	48,065,505
Investment, Identifier [Axis]: Wellington Trust Company National Association Collective Fund II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	61,956,862	44,656,104
Fair Value Measured at Net Asset Value Per Share | Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	$ 3,513,747,346	$ 3,270,747,245